Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 73,932	$ 74,538
Prepaid expenses	24,266	21,868
Promotion items and related advances	19,092	12,417
Others	322	407
Prepaid expense and other assets, total	$ 117,612	$ 109,230